Net Revenues (Details) - Schedule of net revenues ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues	¥ 3,423,410	$ 529,907	¥ 3,438,881	¥ 3,993,873
Personalized and small class premium tutoring revenues [Member]
Revenue from External Customer [Line Items]
Net revenues	3,410,806	527,956	3,423,996	3,879,364
Other revenues [Member]
Revenue from External Customer [Line Items]
Net revenues	¥ 12,604	$ 1,951	¥ 14,885	¥ 114,509